ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Accrued Liabilities, Current [Abstract]
Schedule of accrued expenses and other current liabilities
	December 31,
	2023	2022
Accrued employee compensation and benefits	$63,440	$44,639
Accrued expenses	31,810	18,983
Derivative instruments	—	3,208
Advances from customers	2,801	2,805
Income and indirect taxes payable	8,640	4,071
Total	$106,691	$73,706